Shareholder Report, Average Annual Return (Details)	12 Months Ended		56 Months Ended	60 Months Ended		68 Months Ended	112 Months Ended	115 Months Ended	120 Months Ended
	Jun. 30, 2025		Jun. 30, 2025	Jun. 30, 2025		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000145004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Integrity Discovery Fund
Average Annual Return, Percent	5.55%			15.32%					6.70%
C000145005
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Integrity Discovery Fund
Average Annual Return, Percent	10.05%			15.71%					6.63%
C000144991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Integrity Mid-Cap Value Fund
Average Annual Return, Percent	1.60%			13.88%					7.94%
C000217047
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Integrity Mid-Cap Value Fund
Average Annual Return, Percent	6.02%			14.36%		8.81%
C000144977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Integrity Small-Cap Value Fund
Average Annual Return, Percent	(8.88%)			13.14%					5.30%
C000144978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Integrity Small-Cap Value Fund
Average Annual Return, Percent	(5.01%)			13.50%					5.30%
C000144993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Integrity Small/Mid-Cap Value Fund
Average Annual Return, Percent	(2.97%)			14.14%					7.05%
C000144984
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Munder Multi-Cap Fund
Average Annual Return, Percent	9.91%			16.06%					10.88%
C000144985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Munder Multi-Cap Fund
Average Annual Return, Percent	14.53%			16.41%					10.82%
C000144988
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory S&P 500 Index Fund
Average Annual Return, Percent	12.22%			15.51%					12.78%
C000144972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Munder Mid-Cap Core Growth Fund
Average Annual Return, Percent	6.83%			10.21%					7.11%
C000144973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Munder Mid-Cap Core Growth Fund
Average Annual Return, Percent	11.24%			10.60%					7.10%
C000144995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Trivalent International Fund - Core Equity
Average Annual Return, Percent	13.31%			9.68%					5.49%
C000144999
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Trivalent International Small-Cap Fund
Average Annual Return, Percent	19.20%			9.18%					6.33%
C000145000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Trivalent International Small-Cap Fund
Average Annual Return, Percent	24.56%			9.64%					6.31%
C000144969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Core Bond Fund
Average Annual Return, Percent	3.21%			(1.06%)					1.14%
C000144970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Core Bond Fund
Average Annual Return, Percent	3.71%			(1.37%)					0.77%
C000002333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Diversified Stock Fund
Average Annual Return, Percent	10.03%			16.44%					11.28%
C000002336
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Diversified Stock Fund
Average Annual Return, Percent	14.59%			16.71%					11.14%
C000002344
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Fund for Income
Average Annual Return, Percent	3.11%			0.13%					0.94%
C000002345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Fund for Income
Average Annual Return, Percent	3.65%			(0.18%)					0.53%
C000002332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Investment Grade Convertible Fund
Average Annual Return, Percent	5.00%			5.98%					6.41%
C000002334
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Sycamore Established Value Fund
Average Annual Return, Percent	(1.69%)			12.86%					9.32%
C000169232
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Sycamore Established Value Fund
Average Annual Return, Percent	2.46%			13.31%			10.69%
C000002356
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory Sycamore Small Company Opportunity Fund
Average Annual Return, Percent	(4.50%)			9.53%					7.38%
Without Sales Load [Member] | C000145004
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%			16.70%	[1]				7.34%
Without Sales Load [Member] | C000145005
Average Annual Return [Line Items]
Average Annual Return, Percent	11.01%			15.71%	[2]				6.63%
Without Sales Load [Member] | C000145007
Average Annual Return [Line Items]
Average Annual Return, Percent	12.17%			16.94%	[3]				7.57%
Without Sales Load [Member] | C000219865
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%		15.80% [4]
Without Sales Load [Member] | C000144991
Average Annual Return [Line Items]
Average Annual Return, Percent	7.78%			15.23%	[5]				8.58%
Without Sales Load [Member] | C000217047
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%			14.36%		8.81%
Without Sales Load [Member] | C000164741
Average Annual Return [Line Items]
Average Annual Return, Percent	8.18%			15.69%	[6]			10.39%
Without Sales Load [Member] | C000144992
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%			15.51%	[7]				8.86%
Without Sales Load [Member] | C000219863
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%		14.09%
Without Sales Load [Member] | C000144977
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.31%)			14.49%					5.92%
Without Sales Load [Member] | C000144978
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.24%)			13.50%					5.30%
Without Sales Load [Member] | C000144979
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.63%)			14.16%					5.60%
Without Sales Load [Member] | C000144980
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.86%)			15.07%	[8]				6.47%
Without Sales Load [Member] | C000144981
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.96%)			14.94%					6.33%
Without Sales Load [Member] | C000144993
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%			15.49%	[9]				7.69%
Without Sales Load [Member] | C000155526
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%			15.85%	[10]				8.02%
Without Sales Load [Member] | C000144994
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%			15.77%	[11]				7.96%
Without Sales Load [Member] | C000219864
Average Annual Return [Line Items]
Average Annual Return, Percent	3.13%		14.49%
Without Sales Load [Member] | C000144984
Average Annual Return [Line Items]
Average Annual Return, Percent	16.61%	[12]		17.44%	[12]				11.54%
Without Sales Load [Member] | C000144985
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%	[13]		16.41%	[13]				10.82%
Without Sales Load [Member] | C000144987
Average Annual Return [Line Items]
Average Annual Return, Percent	16.94%	[14]		17.81%	[14]				11.93%
Without Sales Load [Member] | C000144988
Average Annual Return [Line Items]
Average Annual Return, Percent	14.80%			16.04%	[15]				13.04%
Without Sales Load [Member] | C000144989
Average Annual Return [Line Items]
Average Annual Return, Percent	14.39%			15.60%	[16]				12.59%
Without Sales Load [Member] | C000144990
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%			16.13%	[17]				13.18%
Without Sales Load [Member] | C000144972
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%			11.53%					7.74%
Without Sales Load [Member] | C000144973
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%			10.60%					7.10%
Without Sales Load [Member] | C000144975
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%			11.96%					8.18%
Without Sales Load [Member] | C000144976
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%			11.85%					8.04%
Without Sales Load [Member] | C000144995
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%	[18]		11.00%					6.12%
Without Sales Load [Member] | C000144997
Average Annual Return [Line Items]
Average Annual Return, Percent	20.75%	[19]		11.38%					6.52%
Without Sales Load [Member] | C000155527
Average Annual Return [Line Items]
Average Annual Return, Percent	20.77%	[20]		11.41%					6.57%
Without Sales Load [Member] | C000144998
Average Annual Return [Line Items]
Average Annual Return, Percent	20.53%	[21]		11.28%					6.39%
Without Sales Load [Member] | C000144999
Average Annual Return [Line Items]
Average Annual Return, Percent	26.56%	[22]		10.48%					6.96%
Without Sales Load [Member] | C000145000
Average Annual Return [Line Items]
Average Annual Return, Percent	25.63%	[23]		9.64%					6.31%
Without Sales Load [Member] | C000145001
Average Annual Return [Line Items]
Average Annual Return, Percent	27.02%	[24]		10.92%					7.38%
Without Sales Load [Member] | C000145002
Average Annual Return [Line Items]
Average Annual Return, Percent	26.94%	[25]		10.85%					7.27%
Without Sales Load [Member] | C000145003
Average Annual Return [Line Items]
Average Annual Return, Percent	26.85%	[26]		10.75%					7.22%
Without Sales Load [Member] | C000144969
Average Annual Return [Line Items]
Average Annual Return, Percent	5.62%			(0.61%)					1.37%
Without Sales Load [Member] | C000144970
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%			(1.37%)					0.77%
Without Sales Load [Member] | C000155525
Average Annual Return [Line Items]
Average Annual Return, Percent	5.87%			(0.34%)					1.65%
Without Sales Load [Member] | C000144971
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%			(0.36%)					1.63%
Without Sales Load [Member] | C000002333
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	[27]		17.83%	[27]				11.94%
Without Sales Load [Member] | C000002336
Average Annual Return [Line Items]
Average Annual Return, Percent	15.59%	[28]		16.71%	[28]				11.14%
Without Sales Load [Member] | C000052113
Average Annual Return [Line Items]
Average Annual Return, Percent	17.00%	[29]		18.11%	[29]				12.22%
Without Sales Load [Member] | C000002337
Average Annual Return [Line Items]
Average Annual Return, Percent	16.38%	[30]		17.49%	[30]				11.62%
Without Sales Load [Member] | C000138365
Average Annual Return [Line Items]
Average Annual Return, Percent	17.06%	[31]		18.17%	[31]				12.27%
Without Sales Load [Member] | C000111270
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%	[32]		18.07%	[32]				12.17%
Without Sales Load [Member] | C000002344
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%			0.60%					1.17%
Without Sales Load [Member] | C000002345
Average Annual Return [Line Items]
Average Annual Return, Percent	4.65%			(0.18%)					0.53%
Without Sales Load [Member] | C000098399
Average Annual Return [Line Items]
Average Annual Return, Percent	5.79%			0.88%					1.45%
Without Sales Load [Member] | C000002346
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%			0.62%					1.17%
Without Sales Load [Member] | C000155524
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%			0.89%					1.45%
Without Sales Load [Member] | C000111273
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%			0.80%					1.37%
Without Sales Load [Member] | C000219862
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%		0.86%
Without Sales Load [Member] | C000002332
Average Annual Return [Line Items]
Average Annual Return, Percent	7.39%			6.47%					6.66%
Without Sales Load [Member] | C000052112
Average Annual Return [Line Items]
Average Annual Return, Percent	7.71%			6.84%					7.07%
Without Sales Load [Member] | C000219861
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%		5.78%
Without Sales Load [Member] | C000002334
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%			14.20%					9.97%
Without Sales Load [Member] | C000169232
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%			13.31%			10.69%
Without Sales Load [Member] | C000052114
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%			14.56%					10.31%
Without Sales Load [Member] | C000002335
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%			13.96%					9.74%
Without Sales Load [Member] | C000138366
Average Annual Return [Line Items]
Average Annual Return, Percent	4.64%			14.61%					10.35%
Without Sales Load [Member] | C000111271
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%			14.49%					10.25%
Without Sales Load [Member] | C000002356
Average Annual Return [Line Items]
Average Annual Return, Percent	1.32%			10.84%					8.02%
Without Sales Load [Member] | C000052116
Average Annual Return [Line Items]
Average Annual Return, Percent	1.64%			11.22%					8.38%
Without Sales Load [Member] | C000002357
Average Annual Return [Line Items]
Average Annual Return, Percent	1.06%			10.63%					7.80%
Without Sales Load [Member] | C000164985
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%			11.27%				9.30%
Without Sales Load [Member] | C000111275
Average Annual Return [Line Items]
Average Annual Return, Percent	1.58%			11.14%					8.24%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%		16.19%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%		15.05%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%				14.46%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%		16.19%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%		15.27%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	17.72%			10.13%					6.12%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	17.72%			10.13%					6.12%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	17.72%			10.13%					6.12%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	17.72%			10.13%					6.12%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	16.17%			13.65%					9.99%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	16.17%			13.65%					9.99%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	16.17%			13.65%					9.99%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	16.17%			13.65%					9.99%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	16.17%			13.65%					9.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			(0.73%)					1.76%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%		(0.83%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%		(0.83%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%			15.31%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%				13.95%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%					12.96%
Russell Microcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%			12.21%					7.08%
Russell Microcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%			12.21%					7.08%
Russell Microcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%			12.21%					7.08%
Russell Microcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%		11.36%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%			13.71%					8.39%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%			13.71%		8.96%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%			13.71%				9.67%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%			13.71%					8.39%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%		12.49%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%			12.47%					6.72%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%			12.47%					6.72%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%			12.47%					6.72%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%			12.47%					6.72%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%			12.47%					6.72%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.47%			13.96%					7.73%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.47%			13.96%					7.73%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.47%			13.96%					7.73%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.47%		13.08%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			16.64%					13.65%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.49%			12.65%					12.13%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.49%			12.65%					12.13%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.49%			12.65%					12.13%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.49%			12.65%					12.13%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent	19.79%			8.86%					5.90%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent	19.79%			8.86%					5.90%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent	19.79%			8.86%					5.90%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent	19.79%			8.86%					5.90%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent	19.79%			8.86%					5.90%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent	6.11%			0.86%					1.59%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent	6.11%			0.86%					1.59%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent	6.11%			0.86%					1.59%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent	6.11%			0.86%					1.59%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent	6.11%			0.86%					1.59%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent	6.11%			0.86%					1.59%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent	6.11%		0.92%
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return, Percent	11.83%			8.29%					8.35%
ICE BofAML Investment Grade U.S. Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Convertible Index
Average Annual Return, Percent	10.80%			7.30%					8.55%
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return, Percent	11.83%			8.29%					8.35%
ICE BofAML Investment Grade U.S. Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Convertible Index
Average Annual Return, Percent	10.80%			7.30%					8.55%
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return, Percent	11.83%		7.63%
ICE BofAML Investment Grade U.S. Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Convertible Index
Average Annual Return, Percent	10.80%		6.31%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%			13.71%					8.39%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%			13.71%			10.23%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%			13.71%					8.39%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%			13.71%					8.39%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%			13.71%					8.39%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%			13.71%					8.39%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%			12.47%					6.72%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%			12.47%					6.72%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%			12.47%					6.72%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%			12.47%				8.24%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%			12.47%					6.72%

[1]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[2]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[3]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[4]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[5]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[6]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[7]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[8]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[9]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[10]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[11]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[12]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[13]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[14]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[15]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[16]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[17]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[18]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[19]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[20]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[21]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[22]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[23]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[24]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[25]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[26]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[27]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[28]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[29]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[30]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[31]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[32]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.